ESOP Plan (Tables)	12 Months Ended
Dec. 31, 2013
Esop Plan [Abstract]
Schedule of employee stock ownership plan (ESOP) Shares
	December 31,
	2013	2012

Allocated shares	1,128,303	1,017,619
Shares committed for allocation	110,684	110,684
Unallocated shares	442,736	553,420
Total ESOP shares	1,681,723	1,681,723